Leases - Lessor: Investment in Operating Leases (Detail) - Investment in Operating Leases - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 3,074,066	¥ 2,795,246
Accumulated depreciation	(1,033,293)	(946,341)
Net	2,040,773	1,848,905
Right-of-use assets	69,030	73,518
Accrued rental receivables	44,415	46,248
Allowance for doubtful receivables on operating leases	(1,398)	(1,493)
Investment in Operating Leases	2,152,820	1,967,178
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,987,797	1,912,604
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	523,388	436,122
Real estate
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	461,203	364,004
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 101,678	¥ 82,516